Federated Hermes Trust for U S Treasury Obligations Expense Example - Institutional Shares [Member] - Federated Hermes Trust for U S Treasury Obligations - IS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	$ 306